Taxes (Details)			1 Months Ended		12 Months Ended
	May 01, 2016	Jan. 01, 2008	Jul. 31, 2017	Mar. 16, 2007	Jun. 30, 2021
Taxes (Details) [Line Items]
VAT percentage	11.00%
Value added tax, description					The maintenance and accessories sales were subject to a VAT rate of 17% before May 1, 2018 and were reduced to 16% since then. The VAT rate was reduced to 13% since April 1, 2019.
After sales and cleaning service
EIT [Member]
Taxes (Details) [Line Items]
Percentage of uniform rate				25.00%
Effective tax rate		25.00%